Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	132 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000194658_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Short-Term Treasury Bond Index Fund
C000194658_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000194658_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,985
C000194658_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,950
C000194658_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,202
C000194658_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,820
C000194658_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,017
C000194658_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,762
C000194658_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,303
C000194658_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,718
C000194658_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,287
C000194658_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,884
C000194658_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Treasury Bond Index
C000194658_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000194658_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,001
C000194658_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,963
C000194658_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,233
C000194658_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,846
C000194658_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,044
C000194658_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,796
C000194658_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,336
C000194658_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,756
C000194658_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,329
C000194658_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,923
C000194658_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000194658_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000194658_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,142
C000194658_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,193
C000194658_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,516
C000194658_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,744
C000194658_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,907
C000194658_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,592
C000194658_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,465
C000194658_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,813
C000194658_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,441
C000194658_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,158
C000171137_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Long-Term Treasury Bond Index Fund
C000171137_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171137_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	8,704
C000171137_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	8,694
C000171137_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,028
C000171137_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,908
C000171137_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,138
C000171137_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,026
C000171137_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,361
C000171137_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,130
C000171137_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,409
C000171137_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	8,721
C000171137_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Long Treasury Bond Index
C000171137_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171137_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	8,712
C000171137_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	8,705
C000171137_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,052
C000171137_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,917
C000171137_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,199
C000171137_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,082
C000171137_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,413
C000171137_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,175
C000171137_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,455
C000171137_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	8,766
C000171137_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000171137_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171137_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,767
C000171137_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,816
C000171137_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,127
C000171137_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,310
C000171137_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,467
C000171137_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,164
C000171137_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,078
C000171137_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,414
C000171137_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,018
C000171137_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,708
C000166451_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI U.S. Treasury Bond Index Fund
C000166451_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000166451_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,911
C000166451_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,853
C000166451_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,171
C000166451_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,413
C000166451_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,374
C000166451_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,136
C000166451_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,012
C000166451_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,237
C000166451_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,745
C000166451_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,314
C000166451_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
C000166451_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000166451_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,930
C000166451_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,875
C000166451_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,194
C000166451_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,432
C000166451_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,418
C000166451_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,177
C000166451_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,050
C000166451_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,280
C000166451_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,789
C000166451_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,362
C000166451_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000166451_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000166451_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,179
C000166451_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,231
C000166451_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,555
C000166451_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,788
C000166451_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,951
C000166451_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,635
C000166451_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,504
C000166451_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,854
C000166451_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,484
C000166451_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,203
C000161035_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Long-Term Treasury Bond Index Fund
C000161035_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000161035_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,523
C000161035_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,520
C000161035_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,937
C000161035_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,172
C000161035_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,330
C000161035_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,225
C000161035_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,073
C000161035_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,719
C000161035_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,925
C000161035_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,160
C000161035_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 20+ Year Treasury Bond Index
C000161035_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000161035_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,536
C000161035_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,545
C000161035_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,922
C000161035_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,138
C000161035_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,317
C000161035_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,217
C000161035_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,097
C000161035_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,737
C000161035_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,947
C000161035_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,190
C000161035_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000161035_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000161035_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,142
C000161035_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,193
C000161035_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,516
C000161035_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,744
C000161035_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,907
C000161035_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,592
C000161035_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,465
C000161035_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,813
C000161035_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,441
C000161035_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,158
C000194656_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Long-Term Treasury Bond Index Fund
C000194656_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000194656_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,543
C000194656_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,526
C000194656_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,901
C000194656_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,056
C000194656_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,231
C000194656_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,107
C000194656_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,187
C000194656_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,917
C000194656_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,227
C000194656_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,562
C000194656_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Long Treasury Bond Index
C000194656_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000194656_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,552
C000194656_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,544
C000194656_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,925
C000194656_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,066
C000194656_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,279
C000194656_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,150
C000194656_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,224
C000194656_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,963
C000194656_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,270
C000194656_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,612
C000194656_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000194656_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000194656_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,142
C000194656_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,193
C000194656_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,516
C000194656_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,744
C000194656_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,907
C000194656_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,592
C000194656_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,465
C000194656_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,813
C000194656_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,441
C000194656_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,158
C000194654_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Intermediate Treasury Bond Index Fund
C000194654_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000194654_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,801
C000194654_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,683
C000194654_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,072
C000194654_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,373
C000194654_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,444
C000194654_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,147
C000194654_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,957
C000194654_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,195
C000194654_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,734
C000194654_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,472
C000194654_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 5-10 Year Treasury Bond Index
C000194654_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000194654_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,813
C000194654_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,694
C000194654_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,098
C000194654_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,400
C000194654_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,479
C000194654_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,177
C000194654_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,986
C000194654_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,226
C000194654_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,767
C000194654_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,508
C000194654_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000194654_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000194654_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,142
C000194654_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,193
C000194654_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,516
C000194654_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,744
C000194654_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,907
C000194654_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,592
C000194654_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,465
C000194654_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,813
C000194654_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,441
C000194654_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,158
C000252149_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Intermediate Treasury Bond Index Fund
C000252149_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000252149_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,882
C000252149_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,559
C000252149_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 5-10 Year Treasury Bond Index
C000252149_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000252149_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,884
C000252149_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,565
C000252149_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252149_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000252149_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,935
C000252149_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,557
C000252150_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Short-Term Treasury Bond Index Fund
C000252150_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000252150_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,055
C000252150_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,581
C000252150_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Treasury Bond Index
C000252150_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000252150_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,056
C000252150_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,584
C000252150_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252150_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000252150_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,935
C000252150_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,557